UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2008

Item 1. Schedule of Investments.
CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

	PRINCIPAL
Asset-Backed Securities - 2.5%	AMOUNT	VALUE

ACLC Business Loan Receivables Trust, 1.845%, 10/15/21 (e)(r)	$2,111,878	$2,004,282
AmeriCredit Automobile Receivables Trust:
5.11%, 10/6/10	182,033	182,033
3.43%, 7/6/11	5,086,225	4,780,634
Americredit Prime Automobile Receivable, 5.27%, 11/8/11	4,600,000	4,553,145
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	1,284,637	1,298,477
BA Credit Card Trust, 5.59%, 11/17/14	105,000	96,903
Capital Auto Receivables Asset Trust, 5.22%, 11/16/09	385,305	386,153
Capital One Auto Finance Trust, 5.33%, 11/15/10	1,808,361	1,804,214
Captec Franchise Trust:
8.155%, 6/15/13 (e)	6,920,000	5,662,574
8.155%, 12/15/13 (e)	2,895,000	1,939,650
Carmax Auto Owner Trust, 4.57%, 5/15/10	8,561,000	8,396,101
Centex Home Equity, 7.86%, 7/25/32 (r)	120,536	25,642
Countrywide Asset-Backed Certificates, 0.921%, 11/25/34 (r)	4,416,445	3,008,739
DB Master Finance LLC, 5.779%, 6/20/31 (b)(e)	20,750,000	18,590,340
Discover Card Master Trust, 2.195%, 9/17/12 (r)	5,800,000	5,469,199
Discover Card Master Trust I, 1.205%, 8/15/12 (r)	6,200,000	5,771,401
Enterprise Mortgage Acceptance Co. LLC, 0.65%, 1/15/27 (e)(r)	18,982,102	243,208
FMAC Loan Receivables Trust:
2.965%, 11/15/18 (e)(r)	10,928,799	423,491
6.74%, 11/15/20 (e)	1,723,175	1,452,632
Ford Credit Auto Owner Trust, 5.05%, 3/15/10	137,908	137,892
GE Capital Credit Card Master Note Trust, 1.235%, 3/15/13 (r)	5,340,000	4,859,841
GE Dealer Floorplan Master Note Trust, 1.463%, 4/20/11 (r)	36,000,000	35,153,986
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)	109,297	601
Residential Asset Mortgage Products, Inc., STEP, 4.62% to 5/25/12, 4.12% thereafter to 6/25/33 (r)	162,131	108,047
SLM Student Loan Trust:
4.085%, 10/25/17 (r)	1,350,000	1,321,630
2.216%, 12/15/17 (b)(r)	2,449,367	2,225,193

Total Asset-Backed Securities (Cost $117,551,977)		109,896,008

	PRINCIPAL
	AMOUNT	VALUE

Collateralized Mortgage-Backed Obligations (Privately Originated) - 1.3%

American Home Mortgage Assets, 3.65%, 5/25/46 (r)	135,162,746	3,041,162
Banc of America Mortgage Securities, Inc.:
5.00%, 1/25/19	72,637	31,479
4.875%, 4/25/19	148,138	55,928
4.797%, 8/25/19 (r)	320,731	111,915
5.50%, 11/25/33	86,475	85,169
5.429%, 5/25/34 (r)	983,255	322,552
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	1,274,286	1,265,492
Countrywide Home Loan Mortgage Pass Through Trust, 0.811%, 6/25/35 (r)	2,695,110	1,997,820
GMAC Mortgage Corp Loan Trust, 5.00%, 5/25/18 (e)	203,133	102,888
Impac CMB Trust:
2.035%, 9/25/34 (r)	1,287,597	595,527
0.731%, 4/25/35 (r)	6,778,321	2,624,007
0.781%, 4/25/35 (r)	2,428,898	642,934
0.741%, 5/25/35 (r)	8,608,394	3,674,226
0.791%, 8/25/35 (r)	7,426,087	2,904,116
MASTR Alternative Loans Trust, 6.25%, 7/25/36	20,665,321	12,214,999
MASTR Asset Securitization Trust, 5.50%, 10/25/33	134,113	120,796
Morgan Stanley Mortgage Loan Trust, 5.17%, 11/25/33	439,804	139,201
Residential Accredit Loans, Inc., 6.00%, 12/25/35 (b)	6,889,416	4,990,452
Residential Asset Securitization Trust, 6.25%, 11/25/36	20,097,363	11,420,656
Residential Funding Mortgage Securities I, 4.75%, 3/25/19	255,844	87,907
Salomon Brothers Mortgage Securities VII, Inc., 5.564%, 9/25/33 (r)	285,130	112,637
Structured Asset Securities Corp., 5.00%, 6/25/35	8,484,655	7,473,777
Washington Mutual Alternative Mortgage Pass-Through Certificates, 0.405%, 7/25/46	129,983,840	649,919

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $91,434,616)		54,665,559

Commercial Mortgage-Backed Securities - 4.0%

Banc of America Commercial Mortgage, Inc.:
6.121%, 8/10/14 (r)	1,570,000	1,298,746
5.449%, 1/15/49	11,700,000	7,814,974
Bear Stearns Commercial Mortgage Securities, 5.395%, 12/11/40	1,200,000	987,632
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	45,600,000	37,821,894
Cobalt CMBS Commercial Mortgage Trust, 5.935%, 8/15/12 (r)	30,500,000	23,405,182
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	39,250,000	37,811,892
5.245%, 11/15/36 (e)	18,600,000	18,427,721
5.362%, 11/15/36 (e)	11,000,000	8,719,381

	PRINCIPAL
	AMOUNT	VALUE

CS First Boston Mortgage Securities Corp.:
6.40%, 6/15/34	175,734	170,887
5.603%, 7/15/35	1,500,000	1,314,551
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	12,895,000	12,471,889
Trust III, 5.361%, 2/15/36 (e)	22,820,000	21,499,817
LB-UBS Commercial Mortgage Trust, 4.799%, 12/15/29 (r)	1,000,000	827,030
Wachovia Bank Commercial Mortgage Trust, 0.664%, 12/15/35 (e)(r)	91,507,922	832,905

Total Commercial Mortgage-Backed Securities (Cost $198,019,643)		173,404,501

Corporate Bonds - 61.4%

Abbott Laboratories, 5.60%, 11/30/17	770,000	829,784
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	19,175,000	13,912,651
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	76,150,000	47,341,389
7.30%, 10/14/49 (b)(e)	19,950,000	16,664,434
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(k)(r)*	3,077,944	—
15.34%, 12/1/10 (b)(k)(r)*	17,718,398	—
America Movil SAB de CV, 5.625%, 11/15/17	770,000	680,487
America West Airlines LLC, 7.10%, 4/2/21 (b)	550,490	335,799
American Railcar Industries, Inc., 7.50%, 3/1/14	75,000	49,500
Anadarko Petroleum Corp., 2.396%, 9/15/09 (r)	60,194,000	57,425,703
ANZ National International Ltd., 6.20%, 7/19/13 (e)	3,900,000	3,773,484
APL Ltd., 8.00%, 1/15/24	13,525,000	9,197,000
ARAMARK Corp., 8.50%, 2/1/15	300,000	271,500
ArcelorMittal:
5.375%, 6/1/13	5,000,000	3,770,730
6.125%, 6/1/18	31,953,000	21,880,072
Asian Development Bank, 6.22%, 8/15/27	2,470,000	3,354,035
AT&T, Inc., 5.50%, 2/1/18	770,000	768,493
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	23,670,000	14,497,875
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	535,610
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	21,885,000	21,746,906
AXA SA, 4.707%, 2/28/49 (b)	1,050,000	315,000
BAC Capital Trust XV, 3.003%, 6/1/56 (b)(r)	78,970,000	35,932,140
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	34,585,965	36,331,519
Bank of America NA, 2.835%, 5/12/10 (r)	2,025,000	1,982,783
Bank of America Corp.:
5.75%, 12/1/17	500,000	499,220
8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	51,270,000	36,658,050
Bank of New York Mellon Corp., 4.95%, 11/1/12	575,000	588,149

	PRINCIPAL
	AMOUNT	VALUE

Bank of Nova Scotia Trust Company of New York, 5.20%, 2/20/09	10,000,000	10,039,473
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	26,078,451	27,725,044
Bear Stearns Co’s, Inc.:
3.765%, 1/30/09 (r)	6,670,000	6,675,962
3.852%, 3/30/09 (r)	7,920,000	7,902,603
2.263%, 8/21/09 (r)	2,000,000	1,975,877
2.243%, 2/23/10 (r)	1,510,000	1,466,382
4.903%, 7/19/10 (r)	21,560,000	20,424,429
4.199%, 10/22/10 (r)	6,000,000	5,608,750
BellSouth Telecommunications, Inc., STEP, 6.65% to 12/15/15, 0.00% thereafter to 12/15/95 (r)	20,000,000	7,762,700
BF Saul, 7.50%, 3/1/14	9,435,000	8,491,500
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (b)(r)	130,736,000	89,429,046
Bristol-Myers Squibb Co., 5.45%, 5/1/18	500,000	517,329
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (b)(e)(r)	5,000,000	2,569,700
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	36,165,000	17,404,406
CAM US Finance SA Sociedad Unipersonal, 3.343%, 2/1/10 (e)(r)	11,000,000	10,574,190
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)	1,150,000	880,647
Capmark Financial Group, Inc., 3.038%, 5/10/10 (r)	12,260,000	6,258,522
Cargill,, Inc., 5.669%, 1/21/11 (e)(r)	44,455,000	44,383,072
Caterpillar Financial Services Corp.:
3.206%, 8/6/10 (r)	28,710,000	26,996,773
5.85%, 9/1/17	4,650,000	4,564,020
Chemtura Corp., 6.875%, 6/1/16	130,000	66,950
Chesapeake Energy Corp.:
6.625%, 1/15/16	375,000	296,250
6.50%, 8/15/17 (b)	10,451,000	7,838,250
7.25%, 12/15/18	62,250,000	48,555,000
6.875%, 11/15/20	2,000,000	1,440,000
Chevy Chase Bank FSB, 6.875%, 12/1/13	7,811,000	6,457,926
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	187,000	172,040
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,806,121
Cisco Systems, Inc., 5.50%, 2/22/16	770,000	812,642
CIT Group, Inc.:
2.269%, 8/17/09 (r)	2,745,000	2,628,337
2.219%, 3/12/10 (r)	4,970,000	4,441,937
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	24,487,000	7,346,100
Citigroup, Inc., 8.40% to 4/30/18, floating rate thereafter to 4/29/49 (b)(r)	18,380,000	12,136,130
Comcast Corp., 5.119%, 7/14/09 (r)	18,505,000	18,257,963
Compass Bancshares, Inc., 4.92%, 10/9/09 (e)(r)	18,200,000	18,149,213
Complete Production Services, Inc., 8.00%, 12/15/16	375,000	236,250
ConocoPhillips Australia Funding Co., 5.50%, 4/15/13	770,000	782,596
Constellation Brands, Inc., 7.25%, 9/1/16	375,000	354,375

	PRINCIPAL
	AMOUNT	VALUE

Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (b)(e)(r)	145,513,000	74,856,980
Credit Suisse, 5.00%, 5/15/13 (b)	400,000	384,972
CSC Holdings, Inc., 7.625%, 4/1/11 (b)	375,000	353,438
CVS Caremark Corp.:
2.503%, 6/1/10 (r)	4,930,000	4,582,966
3.689%, 9/10/10 (r)	9,600,000	8,887,561
DaVita, Inc., 7.25%, 3/15/15	94,000	89,300
Del Monte Corp., 6.75%, 2/15/15	188,000	163,560
Deutsche Bank AG, 4.875%, 5/20/13	500,000	490,895
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	2,000,000	1,968,894
9.25%, 5/1/10	500,000	492,223
DirecTV Holdings LLC.:
6.375%, 6/15/15 (b)	188,000	173,430
7.625%, 5/15/16	197,320	189,427
Discover Financial Services:
2.629%, 6/11/10 (r)	31,550,000	27,014,877
6.45%, 6/12/17	2,900,000	2,034,878
Dominion Resources, Inc.:
2.921%, 6/17/10 (r)	32,530,000	30,621,850
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (b)(r)	19,665,000	9,609,204
DRS Technologies, Inc., 7.625%, 2/1/18	93,000	93,930
DISH DBS Corp., 6.625%, 10/1/14	188,000	156,980
Edison Mission Energy, 7.50%, 6/15/13	375,000	341,250
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)(r)	108,140,000	63,644,932
Exelon Corp., 6.75%, 5/1/11	770,000	761,318
First Republic Bank, 7.75%, 9/15/12	500	466
FMG Finance Pty Ltd.:
6.203%, 9/1/11 (e)(r)	46,680,000	29,525,100
10.00%, 9/1/13 (e)	41,050,000	24,219,500
10.625%, 9/1/16 (e)	3,850,000	2,233,000
Ford Motor Credit Co. LLC:
9.203%, 4/15/09 (r)	94,493,000	88,823,420
7.569%, 1/13/12 (b)(r)	5,000,000	3,250,000
Fort Knox Military Housing:
5.815%, 2/15/52 (e)	11,225,000	7,987,822
5.915%, 2/15/52 (e)	10,455,000	7,466,334
FPL Group Capital, Inc., 5.35%, 6/15/13	400,000	401,666
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	300,000	246,750
Frontier Communications Corp., 6.25%, 1/15/13	187,000	159,418
General Motors Corp.:
7.70%, 4/15/16	10,000,000	1,850,000
8.10%, 6/15/24	7,150,000	1,001,000
7.40%, 9/1/25 (b)	2,950,000	486,750

	PRINCIPAL
	AMOUNT	VALUE

Giants Stadium LLC:
15.50%, 4/1/37 (e)(r)	14,125,000	14,125,000
15.00%, 4/1/47 (b)	8,500,000	8,500,000
15.00%, 4/1/47 (b)(e)(r)	30,200,000	30,200,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	30,230,000	1,209,200
3.046%, 4/20/10 (e)(r)(w)(y)	42,295,000	2,009,013
4.75%, 10/15/10 (e)(w)(y)	6,000,000	285,000
3.226%, 1/21/11 (e)(r)(w)(y)	35,220,000	1,672,950
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(w)(y)	8,400,000	84,000
6.375%, 9/25/12 (e)(w)(y)	51,200,000	2,432,000
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	37,050,000	34,391,662
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	11,594,482	13,284,957
Goldman Sachs Group, Inc.:
2.229%, 11/16/09 (r)	12,600,000	11,860,558
Great River Energy:
5.829%, 7/1/17 (b)(e)	66,116,921	60,132,773
6.254%, 7/1/38 (b)(e)	17,750,000	15,937,222
Harley-Davidson Funding Corp., 6.80%, 6/15/18 (e)	700,000	402,344
HBOS plc:
6.657% to 5/21/37, floating rate thereafter to 5/29/49 (b)(e)(r)	24,270,000	10,235,800
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (b)(e)(r)	2,400,000	1,013,268
HCA, Inc., 9.25%, 11/15/16	375,000	343,125
Health Care REIT, Inc., 8.00%, 9/12/12 (b)	750,000	642,622
Hertz Corp., 8.875%, 1/1/14	200,000	122,000
Hewlett-Packard Co.:
2.62%, 9/3/09 (r)	25,965,000	25,800,233
5.50%, 3/1/18	500,000	511,523
Home Depot, Inc., 2.046%, 12/16/09 (r)	8,190,000	7,741,600
Honeywell International, Inc.:
5.30%, 3/1/18	770,000	782,246
HRPT Properties Trust, 2.521%, 3/16/11 (r)	39,710,000	36,547,821
HSBC Holdings plc, 6.80%, 6/1/38	1,000,000	1,056,740
Huntington National Bank, 4.65%, 6/30/09	14,310,000	14,179,588
Idearc, Inc., 8.00%, 11/15/16 (b)	150,000	12,000
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	20,910,000	17,184,444
Ingersoll-Rand Global Holding Co. Ltd.:
3.675%, 8/13/10 (r)	39,650,000	37,530,953
6.875%, 8/15/18	500,000	472,955
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	300,000	273,000
ION Media Networks, Inc., 11.00%, 7/31/13 (b)	325,940	815
iPCS, Inc., 5.318%, 5/1/13 (r)	475,000	337,250
Iron Mountain, Inc., 7.75%, 1/15/15	225,000	201,937

	PRINCIPAL
	AMOUNT	VALUE

Jersey Central Power & Light Co., 5.625%, 5/1/16	4,985,000	4,678,388
John Deere Capital Corp.:
2.619%, 2/26/10 (r)	13,000,000	12,542,077
5.203%, 1/18/11 (r)	3,300,000	3,055,628
Joy Global, Inc., 6.00%, 11/15/16	750,000	637,118
JPMorgan Chase & Co.:
7.00%, 11/15/09	11,497,000	11,735,418
4.559%, 1/22/10 (r)	36,900,000	35,622,387
4.75%, 5/1/13	770,000	759,812
JPMorgan Chase & Co., 7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	4,000,000	3,320,000
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	150,000	112,125
Kaupthing Bank HF:
3.491%, 1/15/10 (e)(r)(w)(y)*	39,000,000	2,340,000
5.75%, 10/4/11 (e)(y)	3,350,000	201,000
Kern River Funding Corp., 6.676%, 7/31/16 (e)	98,530	88,249
Kimco Realty Corp., 5.70%, 5/1/17	—	—
Kinder Morgan Energy Partners LP, 9.00%, 2/1/19	1,750,000	1,828,644
Koninklijke Philips Electronics NV, 3.314%, 3/11/11 (r)	62,930,000	61,879,542
Kraft Foods, Inc.:
2.79%, 8/11/10 (r)	2,300,000	2,159,232
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	59,248,000	34,363,840
Leucadia National Corp.:
7.00%, 8/15/13	22,745,000	18,082,275
8.125%, 9/15/15	44,170,000	34,267,863
Lincoln National Corp., 6.05% to 4/20/17, floating rate thereafter to 4/20/67 (r)	400,000	144,000
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17 (e)	8,060,000	7,693,189
5.983%, 12/1/22 (e)	14,695,000	13,775,093
6.192%, 12/1/27 (e)	3,925,000	3,676,783
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	512,710
8.30%, 12/1/37 (e)(m)*	33,720,000	337,200
8.45%, 12/1/97 (e)(m)*	1,000,000	10,000
M&I Marshall & Ilsley Bank, 2.48%, 12/4/12 (r)	11,675,000	9,133,458
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	11,420,000	7,884,825
MDC Holdings, Inc., 5.50%, 5/15/13	350,000	272,871
Merrill Lynch & Co., Inc., 6.875%, 11/15/18	500,000	523,923
Metropolitan Life Global Funding I, 3.961%, 6/25/10 (e)(r)	15,900,000	14,282,954
MGM Mirage, 13.00%, 11/15/13 (e)	375,000	360,000
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	23,150,000	15,125,747
National Fuel Gas Co., 6.50%, 4/15/18 (e)	4,800,000	4,416,442
NationsBank Cap Trust III, 5.303%, 1/15/27 (r)	1,677,000	828,024

	PRINCIPAL
	AMOUNT	VALUE

Nationwide Health Properties, Inc.:
6.50%, 7/15/11	22,379,000	20,785,530
6.90%, 10/1/37	10,460,000	10,087,572
6.59%, 7/7/38	4,023,000	3,368,687
Newfield Exploration Co., 6.625%, 9/1/14	375,000	307,500
Nexen, Inc., 5.875%, 3/10/35	100,000	73,657
Noble Group Ltd.:
8.50%, 5/30/13 (e)	27,050,000	18,529,250
6.625%, 3/17/15 (e)	32,110,000	18,302,700
Northern Trust Corp., 5.50%, 8/15/13	300,000	309,765
NRG Energy, Inc., 7.25%, 2/1/14	375,000	350,625
NSTAR Electric Co., 5.625%, 11/15/17	500,000	474,802
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)	17,500,000	13,990,550
5.88%, 10/1/51 (e)	20,000,000	15,780,800
6.00%, 10/1/51 (e)	13,120,000	11,200,675
6.15%, 10/1/51 (e)	10,000,000	8,195,500
OPTI Canada, Inc.:
8.25%, 12/15/14	5,887,000	3,237,850
7.875%, 12/15/14	2,650,000	1,358,125
Oracle Corp., 5.75%, 4/15/18	770,000	798,654
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	19,550,000	3,508,052
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	4,065,000	2,693,062
Pacific Pilot Funding Ltd., 5.253%, 10/20/16 (e)(r)	6,107,975	5,976,061
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	11,250,000	11,437,358
Pepco Holdings, Inc., 2.828%, 6/1/10 (r)	5,000,000	4,950,051
Petro-Canada, 6.05%, 5/15/18	500,000	422,604
PetroHawk Energy Corp., 7.875%, 6/1/15 (e)	187,000	138,380
Petroplus Finance Ltd., 7.00%, 5/1/17 (e)	300,000	183,000
Pioneer Natural Resources Co.:
5.875%, 7/15/16	12,285,000	8,534,026
6.65%, 3/15/17	38,255,000	27,397,226
6.875%, 5/1/18	35,975,000	24,173,336
7.20%, 1/15/28 (b)	10,012,000	6,300,261
Plains All American Pipeline LP/PAA Finance Corp., 4.75%, 8/15/09	750,000	753,764
PPF Funding, Inc., 5.35%, 4/15/12 (e)	3,000,000	2,584,385
Preferred Term Securities IX Ltd., 4.226%, 4/3/33 (e)(r)	757,380	342,715
Pride International, Inc., 7.375%, 7/15/14 (b)	300,000	271,500
Prime Property Fund, Inc., 5.50%, 1/15/14 (e)	500,000	408,030
ProLogis:
2.401%, 8/24/09 (b)(r)	81,750,000	71,719,275
6.625%, 5/15/18	3,000,000	1,440,000
Public Steers Trust, 6.646%, 11/15/18 (b)	4,150,320	1,243,145
Puget Sound Energy, Inc., 7.02%, 12/1/27 (b)	571,000	539,508
Qwest Communications International, Inc., 7.50%, 2/15/14 (b)	375,000	258,750

	PRINCIPAL
	AMOUNT	VALUE

R.H. Donnelley Corp., 6.875%, 1/15/13 (b)	375,000	48,750
Range Resources Corp., 7.375%, 7/15/13	90,000	78,525
RBS Capital Trust IV, STEP, 4.562%, 9/29/49 (r)	19,868,000	7,462,878
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	17,000,000	13,626,979
Rogers Communications, Inc., 6.80%, 8/15/18	500,000	506,250
Roper Industries, Inc., 6.625%, 8/15/13 (b)	13,830,000	13,405,406
Rouse Co., 8.00%, 4/30/09	8,000,000	3,320,000
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (b)(r)	53,910,000	25,279,477
Santander Issuances SA Unipersonal, 1.885%, 6/20/16 (e)(r)	25,000,000	22,737,772
Shell International Finance BV, 6.375%, 12/15/38	19,900,000	22,663,930
Skyway Concession Co. LLC, 4.042%, 6/30/17 (b)(e)(r)	10,140,000	8,178,417
SLM Corp.:
3.735%, 1/26/09 (r)	6,330,000	6,329,088
3.675%, 7/27/09 (r)	5,845,000	5,494,249
Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	200,000	37,000
Sovereign Bancorp, Inc., 2.483%, 3/1/09 (r)	34,883,000	34,299,896
Sovereign Bank, 4.903%, 8/1/13 (r)	22,215,000	15,858,622
SPARCS Trust 99-1, STEP, 7.697% to 4/15/19, 0.00% thereafter to 10/15/97 (b)(e)(r)	26,500,000	3,076,385
Sterling Equipment, Inc., 6.125%, 9/28/19	302,042	331,443
TCI Communications, Inc., 8.75%, 8/1/15	770,000	809,911
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (b)(r)	19,730,000	12,813,451
Tesco plc, 5.50%, 11/15/17 (e)	770,000	707,636
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	8,559,893	85,599
STEP, 0.00% to 4/15/18, 7.697% thereafter to 10/15/97 (b)(e)(r)	11,001,000	1,475,894
STEP, 0.00% to 10/15/28, 1.00% thereafter to 10/1/97 (b)(r)	15,000,000	473,700
STEP, 7.697% to 10/15/33, 1.00% thereafter to 10/15/97 (b)(e)(r)	12,295,000	175,327
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	6,799,401
2/15/28 (b)(e)	16,737,000	3,966,000
2/15/29 (b)(e)	12,600,000	2,768,976
2/15/43 (b)(e)	196,950,000	49,662,912
2/15/45 (b)(e)	650,326,134	83,670,960
Union Pacific Corp., 7.875%, 1/15/19	2,850,000	3,230,499
United Parcel Services, Inc., 0.981%, 3/27/50 (r)	2,030,000	1,862,301
UnitedHealth Group, Inc.:
1.705%, 6/21/10 (r)	32,550,000	29,323,969
3.806%, 2/7/11 (r)	14,940,000	12,605,500
6.00%, 11/15/17	500,000	444,106
Vale Overseas Ltd., 6.25%, 1/23/17	750,000	708,750
Ventas Realty LP, 7.125%, 6/1/15	113,000	88,140
Verizon North, Inc., 5.634%, 1/1/21 (e)	4,785,000	4,074,113

	PRINCIPAL
	AMOUNT	VALUE

Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (b)(r)	77,758,000	45,877,220
Warnaco, Inc., 8.875%, 6/15/13	225,000	204,750
Wells Fargo & Co., 4.375%, 1/31/13	770,000	758,955
Wells Fargo Bank:
6.584%, 9/1/27 (e)	6,080,000	7,509,226
6.734%, 9/1/47 (e)	37,970,000	50,568,446
Weyerhaeuser Co., 2.466%, 9/24/09 (r)	36,390,000	34,943,583
Whitney National Bank, 5.875%, 4/1/17 (b)	3,000,000	2,160,000
Windstream Corp., 8.625%, 8/1/16	150,000	133,500
WMC Finance USA Ltd., 5.125%, 5/15/13	750,000	714,411
Xerox Corp., 2.598%, 12/18/09 (r)	3,250,000	2,970,032
Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (b)(e)	350,000	220,948
Xstrata Finance Dubai Ltd., 2.585%, 11/13/09 (e)(r)	13,660,000	11,747,655

Total Corporate Bonds (Cost $3,577,908,328)		2,675,219,994

Taxable Municipal Obligations - 8.8%

Alabaster Alabama GO Bonds:
5.38%, 4/1/19	780,000	690,136
5.40%, 4/1/20	840,000	735,848
5.45%, 4/1/21	880,000	765,644
Alameda California Corridor Transportation Authority Revenue Bonds:
Zero Coupon, 10/1/09	5,155,000	4,976,379
Zero Coupon, 10/1/10	16,230,000	14,886,967
Anaheim California Redevelopment Agency Tax Allocation Bonds:
5.759%, 2/1/18	1,795,000	1,766,172
6.506%, 2/1/31	3,875,000	3,753,635
Azusa California Redevelopment Agency Tax Allocation Bonds, 5.765%, 8/1/17	3,760,000	3,742,065
Baltimore Maryland General Revenue Bonds:
5.03%, 7/1/13	1,460,000	1,458,832
5.05%, 7/1/14	1,520,000	1,509,208
5.07%, 7/1/15	1,340,000	1,311,793
5.27%, 7/1/18	2,435,000	2,340,035
Bartow-Cartersville Georgia Joint IDA Revenue Bonds, 5.55%, 11/1/20	3,970,000	3,745,973
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,290,000	1,313,904
Brownsville Texas Utility System Revenue Bonds, 5.084%, 9/1/16	2,000,000	1,901,520
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,794,560
California Statewide Communities Development Authority Revenue Bonds:
5.44%, 8/1/10	1,560,000	1,575,460
5.61%, 8/1/14	2,270,000	2,345,886

	PRINCIPAL
	AMOUNT	VALUE

Zero Coupon, 6/1/15	3,425,000	2,312,320
Zero Coupon, 6/1/15	1,205,000	794,047
Zero Coupon, 6/1/16	2,620,000	1,649,028
Zero Coupon, 6/1/17	2,710,000	1,583,480
Zero Coupon, 6/1/17	1,835,000	1,038,683
Zero Coupon, 6/1/18	2,810,000	1,473,536
Zero Coupon, 6/1/19	1,975,000	955,149
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	4,991,116
5.658%, 1/1/12	2,500,000	2,501,900
5.688%, 1/1/13	5,540,000	5,452,357
Detroit Michigan GO Bonds, 5.15%, 4/1/25	14,605,000	10,930,090
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	502,875
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,748,830
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	282,173
5.10%, 7/1/15	300,000	293,211
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,250,000	1,168,638
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	16,290,000	16,175,156
Grant County Washington Public Utility District No. 2 Revenue Bonds:
4.76%, 1/1/13	400,000	392,588
5.29%, 1/1/20	2,415,000	2,317,096
5.48%, 1/1/21	990,000	966,854
Hoffman Estates Illinois GO Bonds, 5.15%, 12/1/17	1,135,000	1,078,080
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	660,000	644,893
Indiana State Bond Bank Revenue Bonds:
5.72%, 1/15/15	2,430,000	2,444,337
5.82%, 7/15/17	3,925,000	3,875,623
6.01%, 7/15/21	13,515,000	13,397,420
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	232,481
4.82%, 9/1/12	250,000	244,997
4.90%, 9/1/13	260,000	250,942
4.94%, 9/1/14	275,000	261,998
4.95%, 9/1/15	285,000	266,501
Jefferson County Kentucky Industrial Building Revenue VRDN, 1.35%, 5/15/30	6,765,000	6,765,000
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	4,485,000	4,207,962
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	4,535,000	4,541,939
La Mesa California COPs, 6.32%, 8/1/26	1,305,000	1,322,696
La Verne California Revenue, 5.62%, 6/1/16	1,000,000	976,120
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	2,450,000	2,354,009
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	3,490,050
5.44%, 8/1/40	5,000,000	3,457,950

	PRINCIPAL
	AMOUNT	VALUE

Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,628,594
5.69%, 10/1/30	2,835,000	2,615,684
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	6,200,000	6,064,840
Mississippi State Development Bank SO Revenue Bonds:
5.20%, 7/1/09	8,835,000	8,867,248
Project A, 5.04%, 6/1/20	1,940,000	1,836,637
Project B, 5.04%, 6/1/20	990,000	937,253
5.60%, 1/1/26	1,470,000	1,336,480
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	3,860,510
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	1,210,000	1,084,559
New York City IDA Revenue Bonds, 6.027%, 1/1/46	12,000,000	11,255,400
New York State Sales Tax Asset Receivables Corp. Revenue Bonds:
4.06%, 10/15/10	1,000,000	994,500
4.42%, 10/15/12	10,500,000	10,711,575
Northwest Washington Electric Energy Revenue Bonds:
4.06%, 7/1/09	1,150,000	1,147,217
4.49%, 7/1/11	2,500,000	2,512,375
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,925,000	1,903,344
5.653%, 9/1/21	19,635,000	19,051,644
Oceanside California PO Revenue Bonds:
4.95%, 8/15/16	2,215,000	1,992,636
5.14%, 8/15/18	2,760,000	2,472,463
5.20%, 8/15/19	3,070,000	2,732,331
5.25%, 8/15/20	3,395,000	3,001,553
Oconomowoc Wisconsin Area School District GO Bonds, 5.44%, 3/1/21	780,000	725,392
Pennsylvania Commonwealth Financing Authority Revenue Bonds, 5.631%, 6/1/23	7,700,000	7,939,624
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,508,760
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	7,990,000	7,531,534
Pittsburgh Pennsylvania GO Bonds, 5.54%, 9/1/09	19,670,000	19,643,249
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	5,683,333
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	2,990,626
Riverside California Public Financing Authority Tax Allocation Bonds:
5.19%, 8/1/17	1,885,000	1,748,978
5.24%, 8/1/17	2,920,000	2,361,492
Sacramento City California Financing Authority Tax Allocation Revenue Bonds:
5.11%, 12/1/13	1,235,000	1,127,703
5.54%, 12/1/20	21,940,000	18,135,604

	PRINCIPAL
	AMOUNT	VALUE

San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,192,329
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,405,220
San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	3,066,436
5.10%, 8/1/20	3,960,000	3,504,758
5.46%, 8/1/35	5,300,000	4,618,526
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.60%, 9/1/25	1,815,000	1,679,601
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,171,086
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	6,695,000	7,140,485
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	663,829
5.00%, 12/1/13	710,000	687,145
5.00%, 12/1/14	745,000	710,521
5.125%, 12/1/15	785,000	737,021
5.125%, 12/1/16	830,000	768,572
5.25%, 12/1/21	5,070,000	4,517,370
5.375%, 12/1/21	4,880,000	4,400,833
University of Central Florida COPs, 5.125%, 10/1/20	3,750,000	3,078,937
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	9,852,706
5.442%, 7/1/50	3,990,000	3,374,902
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	2,750,000	2,463,780
Virginia State Housing Development Authority Revenue Bonds, 5.35%, 7/1/14	2,025,000	2,033,606
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	2,832,433
5.15%, 1/1/24	3,630,000	3,136,719
Wilkes-Barre Pennsylvania GO Bonds, 5.28%, 11/15/19	2,025,000	1,844,674

Total Taxable Municipal Obligations (Cost $408,830,328)		384,240,769

U.S. Government Agencies and Instrumentalities - 1.3%

Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10	1,796,423	1,865,819
Federal Home Loan Bank Discount Notes, 1/2/09	25,000,000	24,999,999
Freddie Mac, STEP, 5.80% to 1/28/09, 4.10% thereafter to 1/28/14 (r)	5,000,000	5,008,591
Overseas Private Investment Corp., 4.05%, 11/15/14	1,801,600	1,894,328
Small Business Administration:
5.038%, 3/10/15	6,247,363	6,293,952
4.94%, 8/10/15	14,417,432	14,456,834

Total U.S. Government Agencies and Instrumentalities (Cost $54,252,583)		54,519,523

	PRINCIPAL
	AMOUNT	VALUE

U.S. Government Agency Mortgage-Backed Securities - 0.1%

Fannie Mae:
5.50%, 2/1/09	135,349	135,623
5.00%, 3/1/09	143,053	143,245
Ginnie Mae:
11.00%, 10/15/15	500	543
5.50%, 8/15/38	559,160	577,088
Government National Mortgage Association, 5.50%, 1/16/32	12,893,362	1,707,666

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,546,946)		2,564,165

U.S. Treasury - 2.7%

United States Treasury Bonds:
5.25%, 2/15/29	13,000,000	17,261,562
5.375%, 2/15/31	125,000	172,090
4.50%, 2/15/36	650,000	865,719
4.50%, 5/15/38	15,300,000	20,932,312
United States Treasury Notes:
1.50%, 10/31/10	200,000	202,969
4.50%, 11/15/10	460,000	493,925
5.00%, 8/15/11	1,000,000	1,113,281
4.125%, 8/31/12	275,000	304,176
2.75%, 10/31/13	620,000	659,138
2.00%, 11/30/13	6,100,000	6,259,172
3.75%, 11/15/18	62,410,000	70,786,590

Total U.S. Treasury (Cost $116,205,189)		119,050,934

Repurchase Agreement - 9.8%

State Sreet Corp. Repurchase Agreement, 0.001%, 1/2/09	425,000,000	425,000,000

(Repurchase proceeds $425,000,236) (Collateral:
$173,643,036 U.S. Treasury Bonds, 7.50%, 11/15/24
$148,219,000 U.S. Treasury Bonds, 6.875%, 8/15/25
$115,437,750 U.S. Treasury Bonds, 6.75%, 8/15/26
$361,266 U.S. Treasury Bonds, 6.625%, 2/15/27
$82,786 U.S. Treasury Bonds, 6.375%, 8/15/27
$13,891 U.S. Treasury Bonds, 5.50%, 8/15/28)

Total Repurchase Agreement (Cost $425,000,000)		425,000,000

	PRINCIPAL
	AMOUNT	VALUE
Time Deposit - 4.6%

State Street Time Deposit, 0.001%, 1/2/09	200,000,000	200,000,000

Total Time Deposit (Cost $200,000,000)		200,000,000

Certificates Of Deposit - 1.0%

Deutsche Bank, 2.448%, 6/18/10 (r)	44,850,000	43,971,972

Total Certificates Of Deposit (Cost $44,850,000)		43,971,972

Equity Securities - 0.7%

Avado Brands, Inc.(b)*	4,803	48
Conseco, Inc.*	1,204,755	6,240,631
Double Eagle Petroleum Co., Preferred	105,000	1,702,050
First Republic Preferred Capital Corp., Preferred (e)	6,050	4,847,562
Ford Motor Co.*	473,761	1,084,912
Intermet Corp., (b)*	4,772	48
ION Media Networks, Inc., Preferred (b)*	2	1
MFH Financial Trust I, Preferred (b)(e)	400,000	11,215,600
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	1,741,500
Trust II, Preferred (b)(e)	6,450,000	1,741,500
Trust III, Preferred (b)(e)	6,450,000	1,741,500
Trust IV, Preferred (b)(e)	6,450,000	1,741,500

Total Equity Securities (Cost $100,339,066)		32,056,852

TOTAL INVESTMENTS (Cost $5,336,938,676) - 98.2%		4,274,590,277
Other assets and liabilities, net - 1.8%		79,982,815

NET ASSETS - 100%		$4,354,573,092

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Sold:
2 Year U.S. Treasury Notes	7,478	03/09	$1,630,671,375	($5,700,500)
10 Year U.S. Treasury Notes	9,133	03/09	1,148,474,750	8,522,702
30 Year U.S. Treasury Bonds	152	03/09	20,983,125	428,491

Total Sold				$3,250,693

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(k)	Alliance Bancorp and its affiliates filed for chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bonds was marked down to $0 and is no longer accruing interest.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(v)	This security defaulted on principal and interest payments during the year.

(w)	This security defaulted on interest payments during the year.

(y)	The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z)	Effective April 2008, this security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi - Family Housing
PO: Pension Obligation
REIT: Real Estate Investment Trust
SO: Special Obligation
STEP: Stepped Coupon bond for which the coupon rate of interest will adjust on specific future date(s).
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

Total Investments (Cost $0) - 0.0%	—
Other assets and liabilities, net - 100.0%	$1,001,000

Net Assets - 100%	$1,001,000

The Calvert Government Fund began operations on December 31, 2008 and as a result, there were no portfolio holdings at report date.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.
CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

	PRINCIPAL
Asset-Backed Securities - 3.8%	AMOUNT	VALUE

AmeriCredit Automobile Receivables Trust:
4.87%, 12/6/10	$21,708	$21,247
5.20%, 3/6/11	70,000	67,514
5.42%, 8/8/11	53,381	49,391
5.21%, 10/6/11 (b)	78,607	76,479
Capital Auto Receivables Asset Trust:
5.22%, 11/16/09	482	483
5.00%, 4/15/11	205,000	200,956
Capital One Auto Finance Trust, 5.33%, 11/15/10	9,099	9,078
Discover Card Master Trust, 2.195%, 9/17/12 (r)	100,000	94,297
GE Dealer Floorplan Master Note Trust, 1.463%, 4/20/11 (r)	75,000	73,237
GS Auto Loan Trust, 2.65%, 5/16/11	1,172	1,172
Household Automotive Trust, 4.55%, 7/17/12	250,000	245,462
Hyundai Auto Receivables Trust, 4.18%, 2/15/12	188,091	184,977
WFS Financial Owner Trust, 4.39%, 11/19/12	254,492	254,360

Total Asset-Backed Securities (Cost $1,270,740)		1,278,653

	PRINCIPAL
	AMOUNT	VALUE

Collateralized Mortgage-Backed Obligations (Privately Originated) - 0.7%

Countrywide Home Loan Mortgage Pass Through Trust, 0.811%, 6/25/35 (r)	176,316	130,699
Impac CMB Trust, 0.741%, 5/25/35 (r)	2,432	1,038
MASTR Alternative Loans Trust, 6.25%, 7/25/36	105,991	62,650
Structured Asset Securities Corp., 5.00%, 6/25/35	47,656	41,978

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $235,986)		236,365

Corporate Bonds - 42.3%

AgFirst Farm Credit Bank, 8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	300,000	217,669
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
American Express Centurion Bank, 1.275%, 7/13/10 (r)	100,000	90,658
APL Ltd., 8.00%, 1/15/24	280,000	190,400
ArcelorMittal, 6.125%, 6/1/18	150,000	102,714
Army Hawaii Family Housing, 5.524%, 6/15/50 (e)	100,000	68,792
Asian Development Bank, 6.22%, 8/15/27	30,000	40,737
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	60,000	36,750
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	300
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	25,000	24,842
BAC Capital Trust XV, 3.003%, 6/1/56 (b)(r)	400,000	182,004
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	79,388	83,394
Bank of America Corp., 8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	900,000	643,500

	PRINCIPAL
	AMOUNT	VALUE

Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	49,995	53,152
Bear Stearns Co’s, Inc.:
3.852%, 3/30/09 (r)	40,000	39,912
2.456%, 9/9/09 (r)	150,000	148,448
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (b)(r)	500,000	342,022
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	85,000	40,906
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)	50,000	38,289
Cargill, Inc., 5.669%, 1/21/11 (e)(r)	70,000	69,887
Caterpillar Financial Services Corp.:
3.206%, 8/6/10 (r)	70,000	65,823
5.85%, 9/1/17	100,000	98,151
Chesapeake Energy Corp., 7.25%, 12/15/18	400,000	312,000
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	55,000	16,500
Citigroup, Inc., 6.20%, 3/15/09	200,000	201,511
Compass Bancshares, Inc., 4.92%, 10/9/09 (e)(r)	100,000	99,721
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (b)(e)(r)	820,000	421,837
CVS Caremark Corp., 3.689%, 9/10/10 (r)	100,000	92,579
Discover Financial Services, 6.45%, 6/12/17	100,000	70,168
Dominion Resources, Inc.:
2.921%, 6/17/10 (r)	80,000	75,307
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (b)(r)	500,000	244,323
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)(r)	340,000	200,104
FMG Finance Pty Ltd.:
10.00%, 9/1/13 (e)	300,000	177,000
10.625%, 9/1/16 (e)	150,000	87,000
Ford Motor Credit Co. LLC, 9.269%, 4/15/09 (r)	300,000	282,000
Fort Knox Military Housing, 5.915%, 2/15/52 (e)	130,000	92,838
General Motors Corp., 7.40%, 9/1/25 (b)	200,000	33,000
Giants Stadium LLC:
15.00%, 4/1/37 (e)(r)	300,000	300,000
15.50%, 4/1/37 (e)(r)	300,000	300,000
15.00%, 4/1/47 (b)(e)(r)	500,000	500,000
15.00%, 4/1/47 (e)(r)	1,000,000	1,000,000
Glitnir Banki HF:
3.046%, 4/20/10 (e)(r)(w)(y)	75,000	3,563
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(w)(y)	150,000	1,500
Great River Energy, 6.254%, 7/1/38 (b)(e)	100,000	89,787
HBOS plc, 6.657% to 5/21/37, floating rate thereafter to 5/21/49 (b)(e)(r)	30,000	12,652
Hewlett-Packard Co., 2.62%, 9/3/09 (r)	70,000	69,556
Huntington National Bank, 4.65%, 6/30/09	60,000	59,453
Ingersoll-Rand Global Holding Co. Ltd., 3.675%, 8/13/10 (r)	200,000	189,311

	PRINCIPAL
	AMOUNT	VALUE

Irwin Land LLC:
5.03%, 12/15/25 (e)	100,000	74,684
5.40%, 12/15/47 (e)	125,000	80,541
Jersey Central Power & Light Co., 5.625%, 5/1/16	15,000	14,077
John Deere Capital Corp., 3.75%, 1/13/09	200,000	199,992
JPMorgan Chase & Co.:
4.559%, 1/22/10 (r)	50,000	48,269
7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	250,000	207,500
Kinder Morgan Energy Partners LP, 9.00%, 2/1/19	250,000	261,235
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	600,000	348,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	93,676
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	33,724
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	30,000	20,713
Merrill Lynch & Co., Inc., 0.561%, 6/26/09 (r)	285,000	272,470
National Fuel Gas Co., 6.50%, 4/15/18 (e)	100,000	92,009
NationsBank Cap Trust III, 5.303%, 1/15/27 (r)	65,000	32,094
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	40,000	38,576
6.59%, 7/7/38	30,000	25,121
Noble Group Ltd.:
8.50%, 5/30/13 (e)	300,000	205,500
6.625%, 3/17/15 (e)	160,000	91,200
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	70,000	62,301
6.00%, 10/1/51 (e)	30,000	25,611
OPTI Canada, Inc., 7.875%, 12/15/14	100,000	51,250
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	100,000	66,250
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	40,000	27,325
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	50,000	50,833
Pioneer Natural Resources Co.:
5.875%, 7/15/16	100,000	69,467
6.65%, 3/15/17	240,000	171,882
7.20%, 1/15/28 (b)	100,000	62,927
PPL Montana LLC, 8.903%, 7/2/20	22,769	22,941
President and Fellows of Harvard College, 6.50%, 1/15/39 (e)	625,000	681,060
ProLogis, 2.401%, 8/24/09 (b)(r)	150,000	131,595
Puget Sound Energy, Inc., 7.02%, 12/1/27 (b)	25,000	23,621
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	26,903
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	150,000	120,238
Rochester Gas & Electric Corp., 6.375%, 9/1/33 (b)(r)	10,000	8,613
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (b)(r)	650,000	304,798
SABMiller plc, 4.183%, 7/1/09 (e)(r)	60,000	58,996
Shell International Finance BV, 6.375%, 12/15/38	100,000	113,889
Skyway Concession Co. LLC, 4.042%, 6/30/17 (b)(e)(r)	100,000	80,655
Southern California Edison Co., 5.75%, 4/1/35	10,000	10,751
SouthTrust Bank, 6.565%, 12/15/27	120,000	114,200

	PRINCIPAL
	AMOUNT	VALUE

Sovereign Bancorp, Inc., 2.483%, 3/1/09 (r)	100,000	98,328
Sovereign Bank, 4.903%, 8/1/13 (r)	300,000	214,161
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (b)(r)	212,000	137,681
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (b)(e)	135,000	31,990
2/15/31 (b)(e)	196,000	37,048
2/15/43 (b)(e)	1,950,000	491,712
2/15/45 (b)(e)	357,257	45,965
Union Pacific Corp., 7.875%, 1/15/19	150,000	170,026
Verizon North, Inc., 5.634%, 1/1/21 (e)	15,000	12,772
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (b)(r)	1,000,000	590,000
Wells Fargo Bank:
6.584%, 9/1/27 (e)	100,000	123,507
6.734%, 9/1/47 (e)	100,000	133,180
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/29/49, 7.70%, 12/29/49 (r)	100,000	82,531
Xstrata Finance Dubai Ltd., 2.585%, 11/13/09 (e)(r)	90,000	77,400

Total Corporate Bonds (Cost $15,964,186)		14,181,848

Taxable Municipal Obligations - 7.2%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	29,721
Alabaster Alabama GO Bonds, 5.45%, 4/1/21	25,000	21,751
Anaheim California Redevelopment Agency Tax Allocation Bonds, 6.506%, 2/1/31	125,000	121,085
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	30,000	28,830
California Statewide Communities Development Authority Revenue Bonds, 5.61%, 8/1/14	30,000	31,003
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	30,000	23,446
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	30,000	30,934
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	8,427
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	85,355
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	10,000	9,603
Fairfield California PO Revenue Bonds:
5.22%, 6/1/20	15,000	13,775
5.34%, 6/1/25	15,000	13,384
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	23,785
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	25,000	23,373

	PRINCIPAL
	AMOUNT	VALUE

Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	300,000	297,885
Grant County Washington Public Utility District No. 2 Revenue Bonds:
5.29%, 1/1/20	25,000	23,987
5.48%, 1/1/21	10,000	9,766
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	14,967
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	25,000	24,428
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	70,000	66,018
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon, 12/1/21	180,000	74,329
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	15,000	14,073
Kaukauna Wisconsin School District GO Revenue Bonds, 5.07%, 3/1/09	125,000	125,039
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	48,897
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	50,000	50,076
La Mesa California COPs, 6.32%, 8/1/26	30,000	30,407
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	50,000	48,041
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24	100,000	111,723
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	60,000	55,306
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	13,840
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	30,000	27,275
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	10,000	9,624
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	44,019
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	80,000	78,803
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	50,000	44,816
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	28,139
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	52,607
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	26,866
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	68,456
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	100,000	54,335
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/16	25,000	15,424
6/30/18	30,000	15,931
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	10,065
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	10,000	9,426
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27	250,000	68,475
8/1/28	175,000	44,707
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	38,249
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	13,276

	PRINCIPAL
	AMOUNT	VALUE

Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	40,000	37,600
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	38,985
St. Paul Minnesota Sales Tax Revenue Bonds, 6.125%, 11/1/25	50,000	48,841
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	40,626
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds, 5.25%, 12/1/21	50,000	44,550
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	12,594
5.442%, 7/1/50	10,000	8,458
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	15,000	13,439
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	13,319
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26	40,000	35,831

Total Taxable Municipal Obligations (Cost $2,560,937)		2,417,990

U.S. Government Agencies And Instrumentalities - 21.0%

Federal Home Loan Bank Discount Notes, 1/2/09	7,000,000	7,000,000
New Valley Generation V, 4.929%, 1/15/21	38,730	40,106

Total U.S. Government Agencies And Instrumentalities (Cost $7,037,690)		7,040,106

U.S. Treasury - 21.1%

United States Treasury Bonds, 5.375%, 2/15/31	35,000	48,185
United States Treasury Notes, 3.75%, 11/15/18	6,170,000	6,998,130

Total U.S. Treasury (Cost $6,680,186)		6,998,130

Equity Securities - 0.0%	Shares

Conseco, Inc.*	1,712	8,868

Total Equity Securities (Cost $30,993)		8,868

TOTAL INVESTMENTS (Cost $33,780,718) - 96.0%		32,210,145
Other assets and liabilities, net - 4.0%		1,301,315

NET ASSETS - 100%		$33,511,460

				Unrealized
	# of		Underlying Face	Appreciation
FUTURES	Contracts	Expiration Date	Amount at Value	(Depreciation)

Purchased:
10 Year U.S. Treasury Notes	5	3/09	$628,750	($5,523)

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(w)	This security defaulted on interest payments during the period.

(y)	The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Auto Components - 1.4%
Fuel Systems Solutions, Inc.*	33,900	$1,110,564

Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc.*	39,400	1,425,886
OSI Pharmaceuticals, Inc.*	60,500	2,362,525

		3,788,411

Capital Markets - 0.0%
LaBranche & Co., Inc.*	3,700	17,723

Chemicals - 4.4%
Calgon Carbon Corp.*	222,700	3,420,672

Commercial Banks - 1.7%
Glacier Bancorp, Inc.	35,900	682,818
Umpqua Holdings Corp.	43,100	623,657

		1,306,475

Commercial Services & Supplies - 0.5%
Comfort Systems USA, Inc.	36,900	393,354

Communications Equipment - 4.3%
Comtech Telecommunications Corp.*	27,000	1,237,140
Tekelec*	159,900	2,133,066

		3,370,206

Computers & Peripherals - 0.8%
Diebold, Inc.	22,900	643,261

Construction & Engineering - 3.4%
EMCOR Group, Inc.*	40,000	897,200
Layne Christensen Co.*	31,800	763,518
Perini Corp.*	41,200	963,256

		2,623,974

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Consumer Finance - 1.6%
World Acceptance Corp.*	63,360	1,251,994

Diversified Consumer Services - 3.3%
Strayer Education, Inc.	12,100	2,594,361

Diversified Financial Services - 2.3%
Portfolio Recovery Associates, Inc.*	52,045	1,761,203

Electric Utilities - 0.8%
IDACORP, Inc.	20,400	600,780

Electrical Equipment - 2.1%
GrafTech International Ltd.*	100,100	832,832
Woodward Governor Co.	34,800	801,096

		1,633,928

Electronic Equipment & Instruments - 1.9%
CTS Corp.	59,900	330,049
Multi-Fineline Electronix, Inc.*	46,400	542,416
SYNNEX Corp.*	51,200	580,096

		1,452,561

Energy Equipment & Services - 2.8%
Hornbeck Offshore Services, Inc.*	60,300	985,302
Pioneer Drilling Co.*	65,300	363,721
Superior Energy Services, Inc.*	53,420	850,981

		2,200,004

Food Products - 1.6%
Flowers Foods, Inc.	52,050	1,267,938

Gas Utilities - 1.7%
WGL Holdings, Inc.	40,600	1,327,214

Health Care Equipment & Supplies - 2.5%
Meridian Bioscience, Inc.	39,500	1,006,065
Thoratec Corp.*	28,900	938,961

		1,945,026

Health Care Providers & Services - 5.7%
Amedisys, Inc.*	66,867	2,764,282
AMERIGROUP Corp.*	42,385	1,251,205
RehabCare Group, Inc.*	28,596	433,515

		4,449,002

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Hotels, Restaurants & Leisure - 1.4%
Panera Bread Co.*	21,400	1,117,936

Industrial Conglomerates - 0.6%
Standex International Corp.	23,000	456,320

Insurance - 4.9%
Amerisafe, Inc.*	74,900	1,537,697
HCC Insurance Holdings, Inc.	50,175	1,342,181
StanCorp Financial Group, Inc.	22,800	952,356

		3,832,234

Internet & Catalog Retail - 7.0%
1-800-FLOWERS.COM, Inc.*	82,300	314,386
NetFlix, Inc.*	35,200	1,052,128
PetMed Express, Inc.*	88,100	1,553,203
priceline.com, Inc.*	35,012	2,578,634

		5,498,351

Internet Software & Services - 3.5%
Earthlink, Inc.*	221,182	1,495,190
Interwoven, Inc.*	98,600	1,242,360

		2,737,550

Life Sciences — Tools & Services - 0.6%
eResearchTechnology, Inc.*	68,000	450,840

Machinery - 2.5%
CIRCOR International, Inc.	23,300	640,750
Columbus McKinnon Corp.*	38,600	526,890
Valmont Industries, Inc.	13,400	822,224

		1,989,864

Metals & Mining - 3.6%
Compass Minerals International, Inc.	47,800	2,803,948

Oil, Gas & Consumable Fuels - 2.7%
Energy Partners Ltd.*	59,800	80,730
Mariner Energy, Inc.*	56,000	571,200
Swift Energy Co.*	51,300	862,353
World Fuel Services Corp.	17,000	629,000

		2,143,283

Paper & Forest Products - 0.7%
Glatfelter	57,400	533,820

EQUITY SECURITIES - 96.2%	SHARES	VALUE

Professional Services - 4.2%
FTI Consulting, Inc.*	29,300	1,309,124
Watson Wyatt Worldwide, Inc.	40,755	1,948,904

		3,258,028

Real Estate Investment Trusts - 3.0%
Camden Property Trust	11,900	372,946
Hospitality Properties Trust	36,800	547,216
Kilroy Realty Corp.	12,500	418,250
Weingarten Realty Investors	47,200	976,568

		2,314,980

Semiconductors & Semiconductor Equipment - 0.4%
Standard Microsystems Corp.*	18,300	299,022

Software - 2.5%
MICROS Systems, Inc.*	62,630	1,022,122
SPSS, Inc.*	33,700	908,552

		1,930,674

Specialty Retail - 3.1%
Gymboree Corp.*	34,100	889,669
Sally Beauty Holdings, Inc.*	149,200	848,948
The Childrens Place Retail Stores, Inc.*	31,000	672,080

		2,410,697

Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp.*	6,500	519,155
Volcom, Inc.*	45,000	490,500

		1,009,655

Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	23,300	383,984
OceanFirst Financial Corp.	21,200	351,920
Provident Financial Services, Inc.	47,000	719,100
Trustco Bank Corp. NY	114,993	1,093,583

		2,548,587

Trading Companies & Distributors - 3.2%
Applied Industrial Technologies, Inc.	107,400	2,032,008
WESCO International, Inc.*	25,405	488,538

		2,520,546

Total Equity Securities (Cost $88,854,913)		75,014,986

	PRINCIPAL
Certificates Of Deposit - 0.1%	AMOUNT

ShoreBank, 3.00%, 2/11/09 (b)(k)	$100,000	99,750

Total Certificates Of Deposit (Cost $100,000)		99,750

High Social Impact Investments - 1.4%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/10 (b)(i)(r)	1,151,905	1,085,866

Total High Social Impact Investments (Cost $1,151,905)		1,085,866

TOTAL INVESTMENTS (Cost $90,106,818) - 97.7%		76,200,602
Other assets and liabilities, net - 2.3%		1,822,324

NET ASSETS - 100%		$78,022,926

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees.

(i)	Restricted securities represent 1.4% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Restricted Securities	Acquisiton Date	Cost

Calvert Social Investment Foundation Notes, 3.00%, 7/1/10	7/2/07	$1,151,905
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

	PRINCIPAL
Asset-Backed Securities - 11.2%	AMOUNT	VALUE

ACLC Business Loan Receivables Trust, 1.845%, 10/15/21 (e)(r)	$184,425	$175,029
AmeriCredit Automobile Receivables Trust:
5.11%, 10/6/10	113,181	113,181
4.87%, 12/6/10	1,804,099	1,765,772
5.20%, 3/6/11	218,000	210,257
3.43%, 7/6/11	1,037,148	974,834
5.42%, 8/8/11	4,054,236	3,751,192
5.56%, 9/6/11	794,332	766,178
5.21%, 10/6/11 (b)	4,827,273	4,696,594
5.27%, 11/8/11	5,400,000	5,344,996
Banc of America Securities Auto Trust, 5.18%, 6/18/10	6,647,113	6,641,681
Capital Auto Receivables Asset Trust:
5.22%, 11/16/09	48,223	48,329
5.04%, 5/17/10	11,121,614	11,041,831
5.00%, 4/15/11	1,325,000	1,298,862
4.98%, 5/15/11	4,167,997	4,095,659
Capital One Auto Finance Trust:
5.33%, 11/15/10	1,934,106	1,929,671
1.235%, 10/15/12 (r)	2,336,199	2,021,828
Captec Franchise Trust, 8.155%, 6/15/13 (e)	1,250,000	1,022,864
Carmax Auto Owner Trust, 1.895%, 4/15/11 (r)	2,993,085	2,929,763
Countrywide Asset-Backed Certificates, 0.921%, 11/25/34 (r)	150,141	102,284
Daimler Chrysler Auto Trust:
4.20%, 7/8/10	3,405,581	3,394,401
5.01%, 1/8/11	10,700,000	10,553,165
4.98%, 2/8/11	5,856,415	5,730,711
4.42%, 10/8/11	3,498,000	3,427,756
DB Master Finance LLC, 5.779%, 6/20/31 (b)(e)	4,000,000	3,583,680
Discover Card Master Trust I, 1.205%, 8/15/12 (r)	2,000,000	1,861,742
Enterprise Mortgage Acceptance Co. LLC:
1.606%, 1/15/25 (e)(r)	30,450,419	570,945
6.096%, 1/15/27 (e)(r)	9,987,639	4,553,739
First Investors Auto Owner Trust, 4.93%, 2/15/11 (e)	72,537	70,372
FMAC Loan Receivables Trust:
2.965%, 11/15/18 (e)(r)	10,669,244	413,433
1.614%, 4/15/19 (e)(r)	17,125,895	572,647
Ford Credit Auto Owner Trust:
1.795%, 7/15/10 (r)	2,680,155	2,616,088
5.26%, 10/15/10	2,777,192	2,752,849
5.16%, 11/15/10	12,785,000	12,527,137
5.07%, 12/15/10	3,185,000	3,154,936
2.095%, 1/15/11 (r)	1,000,000	967,117
GE Dealer Floorplan Master Note Trust, 1.463%, 4/20/11 (r)	8,500,000	8,300,247
GS Auto Loan Trust:
2.65%, 5/16/11	263,148	263,148
5.39%, 12/15/11	11,850,000	11,689,131
4.56%, 11/15/13	1,900,000	1,896,750
Harley-Davidson Motorcycle Trust, 2.323%, 11/15/11 (r)	1,713,586	1,666,733

	PRINCIPAL
	AMOUNT	VALUE

Household Automotive Trust:
5.61%, 8/17/11	2,557,455	2,540,381
5.28%, 9/17/11	2,669,886	2,631,742
4.35%, 6/18/12	2,826,699	2,755,295
4.94%, 11/19/12	1,162,000	1,060,775
Hyundai Auto Receivables Trust:
3.46%, 8/15/11	166,842	165,953
4.18%, 2/15/12	3,845,424	3,781,759
Triad Auto Receivables Owner Trust:
4.28%, 6/14/10	96,095	95,722
4.77%, 1/12/11	1,938,962	1,916,724
5.35%, 3/14/11	1,499,733	1,494,685
Wachovia Auto Loan Owner Trust 2006-1, 5.10%, 7/20/11 (e)	325,600	321,125
WFS Financial Owner Trust:
3.87%, 8/17/12	2,875,853	2,832,044
4.57%, 11/19/12	255,000	250,643
4.39%, 5/17/13	400,466	396,550
Whole Auto Loan Trust, 3.26%, 3/15/11	401,157	363,224

Total Asset-Backed Securities (Cost $150,798,313)		150,104,154

Collateralized Mortgage-Backed Obligations (Privately Originated) - 2.0%

American Home Mortgage Assets, 2.047%, 5/25/46 (r)	6,714,387	151,074
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36	2,916,965	206,789
Bella Vista Mortgage Trust, 0.758%, 5/20/45 (r)	25,140	11,964
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	1,956,029	1,942,530
CS First Boston Mortgage Securities Corp., 4.992%, 12/25/33 (r)	3,201,855	2,487,712
Impac CMB Trust:
2.035%, 9/25/34 (r)	91,971	42,538
2.135%, 11/25/34 (r)	67,008	33,809
0.731%, 4/25/35 (r)	824,696	319,254
0.781%, 4/25/35 (r)	282,430	74,760
0.741%, 5/25/35 (r)	121,622	51,911
0.791%, 8/25/35 (r)	626,674	245,073
JP Morgan Mortgage Trust, 5.50%, 6/25/37	1,130,466	870,106
MASTR Adjustable Rate Mortgages Trust, 1.775%, 11/25/34 (r)	9,206	6,328
MASTR Alternative Loans Trust, 6.25%, 7/25/36	5,511,506	3,257,778
Residential Accredit Loans, Inc.:
0.221%, 5/25/19 (r)	71,775,273	432,654
6.00%, 12/25/35 (b)	4,721,581	3,420,148
Residential Asset Securitization Trust, 6.25%, 11/25/36	2,175,362	1,236,185
Structured Asset Securities Corp., 5.00%, 6/25/35	11,913,973	10,494,519
Washington Mutual Alternative Mortgage Pass-Through Certificates:
4.255%, 4/25/44 (r)	14,289	7,721
0.733%, 7/25/46	154,129,605	770,648
Wells Fargo Mortgage Backed Securities Trust, 0.193%, 10/25/36	67,070,732	335,354

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $31,807,605)		26,398,855

	PRINCIPAL
	AMOUNT	VALUE

Commercial Mortgage-Backed Securities - 1.4%

Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	3,000,000	2,003,840
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	7,245,000	6,009,202
Cobalt CMBS Commercial Mortgage Trust, 5.935%, 8/15/12 (r)	4,000,000	3,069,532
Commercial Capital Access One, Inc., 20.353%, 2/15/09 (e)(r)	4,700,000	141,000
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	3,853,441
5.245%, 11/15/36 (e)	2,000,000	1,981,476
5.362%, 11/15/36 (e)	1,000,000	792,671
First Union National Bank — Bank Of America N.A. Commercial Mortgage Trust, 1.978%, 3/15/33 (b)(e)(r)	15,000,000	41,691
Global Signal:
4.232%, 12/15/14 (e)	500,000	483,594
5.361%, 2/15/36 (e)	1,175,000	1,107,024

Total Commercial Mortgage-Backed Securities (Cost $22,345,608)		19,483,471

Corporate Bonds - 44.7%

AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	4,945,000	3,587,904
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	5,000,000	3,108,430
7.30%, 10/14/49 (b)(e)	1,000,000	835,310
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	385,345	—
15.34%, 12/1/10 (b)(r)(x)*	259,801	—
AMB Property LP, 5.45%, 12/1/10	3,000,000	2,509,515
American Express Centurion Bank, 1.275%, 7/13/10 (r)	1,840,000	1,668,115
American Express Credit Corp., 1.936%, 4/6/09 (r)	3,060,000	3,003,829
Anadarko Petroleum Corp., 2.396%, 9/15/09 (r)	18,590,000	17,735,054
ANZ National International Ltd., 6.20%, 7/19/13 (e)	2,000,000	1,935,120
APL Ltd., 8.00%, 1/15/24	150,000	102,000
ArcelorMittal, 5.375%, 6/1/13 (e)	11,000,000	8,295,606
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	3,500
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	227,000	225,568
BAC Capital Trust XV, 3.003%, 6/1/56 (b)(r)	1,500,000	682,515
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	5,597,769	5,880,288
Bank of America, 2.835%, 5/12/10 (r)	17,000,000	16,645,584
Bank of Nova Scotia Trust Company of New York, 5.20%, 2/20/09	5,000,000	5,019,736

	PRINCIPAL
	AMOUNT	VALUE

Bear Stearns Co.’s, Inc.:
3.852%, 3/30/09 (r)	10,390,000	10,367,177
2.456%, 9/9/09 (r)	4,000,000	3,958,611
2.243%, 2/23/10 (r)	3,425,000	3,326,065
4.903%, 7/19/10 (r)	3,000,000	2,841,989
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	2,000,000	962,500
CAM US Finance SA Sociedad Unipersonal, 3.343%, 2/1/10 (e)(r)	1,000,000	961,290
Capmark Financial Group, Inc., 3.038%, 5/10/10 (r)	1,400,000	714,676
Cardinal Health, Inc., 4.323%, 10/2/09 (r)	1,000,000	947,202
Cargill, Inc.:
5.669%, 1/21/11 (e)(r)	10,000,000	9,983,820
5.60%, 9/15/12 (e)	3,000,000	2,837,844
Caterpillar Financial Services Corp.:
3.838%, 2/8/10 (r)	4,950,000	4,779,894
3.206%, 8/6/10 (r)	6,000,000	5,641,959
6.20%, 9/30/13	10,000,000	10,351,338
Chesapeake Energy Corp.:
6.25%, 1/15/18	2,000,000	1,480,000
7.25%, 12/15/18	1,330,000	1,037,400
Chevy Chase Bank FSB, 6.875%, 12/1/13	1,000,000	826,773
Citigroup Funding, Inc., 0.474%, 4/23/09 (r)	3,750,000	3,678,548
Citigroup, Inc.:
2.326%, 6/9/09 (r)	110,000	107,764
3.799%, 12/28/09 (r)	4,750,000	4,563,391
2.326%, 5/18/11 (r)	2,900,000	2,547,424
Columbia University, 6.83%, 12/15/20	387,097	485,230
Comcast Corp., 5.119%, 7/14/09 (r)	10,140,000	10,004,634
Compass Bancshares, Inc., 4.92%, 10/9/09 (e)(r)	3,000,000	2,991,629
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49, 5/29/49 (b)(e)(r)	1,000,000	514,435
CVS Caremark Corp.:
4.317%, 9/10/10 (r)	10,000,000	9,257,876
6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	2,000,000	1,020,000
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	984,447
Discover Financial Services, 2.629%, 6/11/10 (r)	6,756,000	5,784,866
Dominion Resources, Inc.:
2.921%, 6/17/10 (r)	10,000,000	9,413,418
8.875%, 1/15/19	2,500,000	2,690,200
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (b)(r)	4,000,000	1,954,580
Enterprise Products Operating:
LLC, 9.75%, 1/31/14	7,500,000	7,697,333
LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)(r)	1,500,000	882,813
Fifth Third Bank, 2.87%, 8/10/09	109,086	108,132
FMG Finance Pty Ltd.:
6.203%, 9/1/11 (e)(r)	10,600,000	6,704,500
10.00%, 9/1/13 (e)	10,444,000	6,161,960

	PRINCIPAL
	AMOUNT	VALUE

Ford Motor Credit Co. LLC, 9.203%, 4/15/09 (r)	19,000,000	17,860,000
General Motors Corp., 8.25%, 7/15/23	3,516,000	562,560

Giants Stadium LLC:
15.00%, 4/1/37 (e)(r)	33,100,000	33,100,000
15.50%, 4/1/37 (e)(r)	32,250,000	32,250,000
15.00%, 4/1/47 (b)(e)(r)	12,000,000	12,000,000
15.00%, 4/1/47 (b)(e)(r)	10,000,000	10,000,000
15.00%, 4/1/47 (e)(r)	11,000,000	11,000,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	10,440,000	417,600
3.046%, 4/20/10 (e)(r)(w)(y)	10,830,000	514,425
4.75%, 10/15/10 (e)(w)(y)	1,000,000	47,500
3.226%, 1/21/11 (e)(r)(w)(y)	2,000,000	95,000
6.33%, 7/28/11 (e)(w)(y)	180,000	8,550
Goldman Sachs Group, Inc., 2.229%, 11/16/09 (r)	12,000,000	11,295,769
Great River Energy, 5.829%, 7/1/17 (b)(e)	9,603,673	8,734,458
Hartford Life Global Funding Trusts, 2.899%, 5/14/10 (r)	4,850,000	4,274,043
Hewlett-Packard Co., 2.62%, 9/3/09 (r)	3,660,000	3,636,775
Home Depot, Inc., 2.046%, 12/16/09 (r)	6,000,000	5,671,502
HRPT Properties Trust, 2.521%, 3/16/11 (r)	7,000,000	6,442,577
Huntington National Bank, 4.65%, 6/30/09	3,000,000	2,972,660
Independence Community Bank Corp.:
3.585%, 6/20/13 (r)	2,350,000	1,924,074
3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	4,500,000	3,698,231
Ingersoll-Rand Co. Ltd., 6.443%, 11/15/27	105,000	110,559
Ingersoll-Rand Global Holding Co. Ltd., 3.675%, 8/13/10 (r)	10,000,000	9,465,562
International Lease Finance Corp., 4.843%, 4/20/09 (r)	2,210,000	1,917,175
Irwin Land LLC, 4.51%, 12/15/15 (e)	1,265,000	1,155,856
John Deere Capital Corp.:
3.75%, 1/13/09	8,900,000	8,899,645
2.619%, 2/26/10 (r)	3,000,000	2,894,326
5.203%, 1/18/11 (r)	10,000,000	9,259,480
JPMorgan Chase & Co.:
7.00%, 11/15/09	5,000,000	5,103,687
4.559%, 1/22/10 (r)	10,000,000	9,653,763
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)	7,000,000	420,000
Kinder Morgan Energy Partners LP, 9.00%, 2/1/19	1,000,000	1,044,939
Koninklijke Philips Electronics NV, 3.314%, 3/11/11 (r)	5,000,000	4,916,538
Leucadia National Corp.:
7.00%, 8/15/13	4,930,000	3,919,350
8.125%, 9/15/15	2,750,000	2,133,498
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12 (e)	3,385,000	3,340,487
5.733%, 12/1/17 (e)	2,000,000	1,908,980
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	3,000
M&I Marshall & Ilsley Bank, 2.48%, 12/4/12 (r)	1,000,000	782,309

	PRINCIPAL
	AMOUNT	VALUE

Merrill Lynch & Co., Inc., 3.079%, 2/5/10 (r)	291,000	276,126
Metropolitan Life Global Funding I, 3.961%, 6/25/10 (e)(r)	10,000,000	8,982,990
National Australia Bank Ltd., 5.35%, 6/12/13 (e)	5,000,000	4,837,701
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	4,000,000	3,715,185
6.59%, 7/7/38	1,300,000	1,088,564
Noble Group Ltd.:
8.50%, 5/30/13 (e)	4,800,000	3,288,000
6.625%, 3/17/15(e)	11,933,000	6,801,810
Ohio Power Co., 4.388%, 4/5/10 (r)	470,000	441,862
OPTI Canada, Inc.:
8.25%, 12/15/14	750,000	412,500
7.875%, 12/15/14	1,250,000	640,625
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	1,400,000	251,216
Pacific Pilot Funding Ltd., 5.253%, 10/20/16 (e)(r)	477,186	466,880
Pioneer Natural Resources Co.:
5.875%, 7/15/16	3,000,000	2,084,011
6.65%, 3/15/17	2,000,000	1,432,347
PPF Funding, Inc., 5.35%, 4/15/12 (e)	2,000,000	1,722,924
Preferred Term Securities IX Ltd., 4.226%, 4/3/33 (e)(r)	757,380	342,715
ProLogis, 2.401%, 8/24/09 (b)(r)	8,000,000	7,018,400
Reed Elsevier Capital, Inc., 2.326%, 6/15/10 (r)	2,500,000	2,451,949
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	7,550,000	6,051,982
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (e)	5,000,000	4,692,299
Roper Industries, Inc., 6.625%, 8/15/13 (b)	5,000,000	4,846,495
Rouse Co., 8.00%, 4/30/09	1,000,000	415,000
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (b)(r)	7,000,000	3,282,440
SABMiller plc, 4.183%, 7/1/09 (e)(r)	175,000	172,071
Skyway Concession Co. LLC, 4.042%, 6/30/17 (b)(e)(r)	2,500,000	2,016,375
SLM Corp., 3.675%, 7/27/09 (r)	4,915,000	4,620,057
Southern Union Co., 6.089%, 2/16/10	2,000,000	1,830,084
Sovereign Bancorp, Inc., 2.483%, 3/1/09 (r)	9,850,000	9,685,347
Sovereign Bank, 4.903%, 8/1/13 (r)	8,825,000	6,299,903
Susquehanna Bancshares, Inc., 4.75% to 5/1/09, floating rate thereafter to 5/1/14 (r)	1,000,000	1,030,359
Thomson Reuters Corp., 5.95%, 7/15/13	4,930,000	4,589,865
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	6,589
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/09 (e)	3,000,000	2,996,362
2/15/45 (b)(e)	102,107,912	13,137,204
Union Pacific Corp., 6.91%, 8/27/17	1,234,489	1,276,676
UnitedHealth Group, Inc.:
1.705%, 6/21/10 (r)	8,000,000	7,207,120
3.806%, 2/7/11 (r)	5,000,000	4,218,708
Wachovia Bank NA, 1.538%, 3/23/09 (r)	760,000	740,194

	PRINCIPAL
	AMOUNT	VALUE

Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (b)(r)	27,139,000	16,012,010
Wachovia Corp., 2.116%, 3/15/11 (r)	175,000	156,829
Wal-Mart Stores, Inc., 8.07%, 12/21/12	499,194	543,933
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/29/49 (r)	1,575,000	1,299,865
Weyerhaeuser Co., 2.466%, 9/24/09 (r)	6,500,000	6,241,640
Xerox Corp., 2.598%, 12/18/09 (r)	750,000	685,392
Xstrata Finance Dubai Ltd., 2.585%, 11/13/09 (e)(r)	6,370,000	5,478,226

Total Corporate Bonds (Cost $674,993,954)		599,033,500

Taxable Municipal Obligations - 9.4%

Adams-Friendship Area Wisconsin School District GO Bonds:
5.07%, 3/1/09	95,000	95,222
5.09%, 3/1/10	105,000	106,131
5.13%, 3/1/11	115,000	117,410
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/09	6,000,000	5,792,100
10/1/11	11,000,000	9,471,000
Allentown Pennsylvania GO Bonds:
Prerefunded, 3.41%, 10/1/09	1,895,000	1,895,587
Unrefunded Balance, 3.41%, 10/1/09	15,000	14,780
Baltimore Maryland General Revenue Bonds, 5.00%, 7/1/12	1,330,000	1,343,805
Bayonne New Jersey Municipal Utilities Authority Revenue Bonds, 3.70%, 4/1/10	365,000	351,729
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	666,860
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	815,000	830,102
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	481,523
Burlingame California PO Revenue Bonds, 5.255%, 6/1/11	1,000,000	1,011,340
Butler Pennsylvania Redevelopment Authority Tax Increment Revenue Bonds, 5.25%, 12/1/13	680,000	685,678
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12	2,900,000	2,904,002
California State M-S-R Public Power Agency Revenue Bonds, 3.45%, 7/1/09	3,460,000	3,442,319
California Statewide Communities Development Authority Revenue Bonds:
5.41%, 8/1/09	1,755,000	1,765,425
Zero Coupon, 6/1/10	2,820,000	2,675,278
Zero Coupon, 6/1/13	3,190,000	2,549,001
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	166,526
Chicago Illinois GO Bonds, 5.20%, 1/1/10	3,600,000	3,618,072
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.053%, 1/1/11	3,720,000	3,716,020
Cook County Illinois School District GO Bonds:
No. 95 Taxable Limited Refunding School Bonds, 5.45%, 12/1/11	200,000	206,388
No. 089 Maywood, Zero Coupon, 12/1/12	2,135,000	1,742,011
No. 170 Chicago Heights, Zero Coupon, 12/1/12	380,000	310,053
Corte Madera California COPs, 5.447%, 2/1/16	1,435,000	1,357,840

	PRINCIPAL
	AMOUNT	VALUE

El Paso Texas GO Bonds:
5.512%, 8/15/09	1,245,000	1,255,458
5.674%, 8/15/12	1,000,000	1,028,080
5.724%, 8/15/13	1,000,000	1,022,450
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,810,000	1,761,058
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19	605,000	612,181
Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	1,000,000	1,014,050
Hillsborough County Florida Port District Revenue Bonds, Zero Coupon:
6/1/11	1,230,000	1,108,820
12/1/11	1,230,000	1,078,587
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,460,000	1,451,152
5.662%, 7/1/17	1,960,000	2,003,904
Inglewood California Pension Funding Revenue Bonds:
4.65%, 9/1/09	215,000	214,837
4.74%, 9/1/10	225,000	223,670
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	620,000	640,299
La Verne California PO Revenue Bonds:
5.40%, 6/1/09	270,000	271,307
5.45%, 6/1/10	340,000	343,580
5.49%, 6/1/11	350,000	356,384
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.22%, 7/1/09	805,000	804,469
Los Angeles County California PO Revenue Bonds, Zero Coupon, 6/30/10	363,000	342,037
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 5.30%, 7/1/10	630,000	631,707
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	1,000,000	978,200
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	2,505,000	2,559,534
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	1,585,000	1,561,288
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,140,000	1,118,351
New York State Dormitory Authority Revenue Bonds, 3.85%, 3/15/11	1,850,000	1,830,113
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	5,500,000	5,469,750
New York State Urban Development Corp. Revenue Bonds, 4.38%, 12/15/11	2,300,000	2,296,619
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	997,580
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	966,958
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/10	2,000,000	1,815,880

	PRINCIPAL
	AMOUNT	VALUE

Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11	2,860,000	2,910,622
5.263%, 9/1/16	2,435,000	2,386,251
5.252%, 9/1/16	2,085,000	2,061,544
Oakland City California PO Revenue Bonds, Zero Coupon, 12/15/12	1,680,000	1,370,998
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,334,442
Oklahoma State Capital Improvement Authority Revenue Bonds, 5.10%, 7/1/11	2,720,000	2,756,584
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	5,424,913
Oregon State Department of Administrative Services Lottery Revenue Bonds:
5.334%, 4/1/09	1,565,000	1,571,495
5.355%, 4/1/11	1,000,000	1,026,130

Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12	3,400,000	2,846,752
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 5.59%, 9/1/17	1,140,000	1,125,488
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	3,040,000	2,899,430
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16	1,635,000	1,470,339
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	705,000	731,966
Riverside California Public Financing Authority Tax Allocation Bonds, 5.24%, 8/1/17	1,795,000	1,451,670
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	500,000	502,830
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 4.985%, 12/1/09	1,035,000	1,022,290
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,310,000	1,303,555
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11	1,210,000	1,208,633
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.15%, 8/1/09	135,000	135,898
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11	285,000	294,602
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	320,000	314,352
South Bend County Indiana Economic Development Income Tax Revenue Bonds:
5.125%, 2/1/10	285,000	287,964
5.20%, 2/1/14	1,295,000	1,312,068
Southern California Airport Authority Tax Allocation Bonds, 5.00%, 12/1/12	695,000	684,756
St. Paul Minnesota Sales Tax Revenue Bonds, 5.30%, 11/1/12	1,465,000	1,478,068
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	475,000	508,117
Virginia State Housing Development Authority Revenue Bonds, 5.24%, 7/1/09	1,050,000	1,056,237

West Contra Costa California Unified School District COPs:
4.59%, 1/1/09	285,000	285,000
4.66%, 1/1/10	435,000	433,117
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	343,636

Total Taxable Municipal Obligations (Cost $125,426,209)		125,614,252

	PRINCIPAL
	AMOUNT	VALUE

U.S. Government Agencies And Instrumentalities - 0.2%

Freddie Mac, 6.625%, 9/15/09	250,000	260,277
New Valley Generation I, 7.299%, 3/15/19	792,233	973,505
New Valley Generation V, 4.929%, 1/15/21	774,610	802,125
Overseas Private Investment Corp., 7.45%, 12/15/10	413,637	440,853
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	599,999	740,465

Total U.S. Government Agencies And Instrumentalities (Cost $2,975,635)		3,217,225

U.S. Government Agency Mortgage-Backed Securities - 0.1%

Government National Mortgage Association:
5.50%, 1/16/32	4,404,624	583,372
5.50%, 5/20/32	4,447,854	595,413

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,107,150)		1,178,785

U.S. Treasury - 0.1%

United States Treasury Notes, 3.75%, 11/15/18	1,305,000	1,480,155

Total U.S. Treasury (Cost $1,481,635)		1,480,155

Repurchase Agreement - 23.7%

State Street Corp. Repurchase Agreement, 0.01%, 1/2/09	318,000,000	318,000,000

(Repurchase proceeds: $318,000,177)
(Collateral: $324,363,944, U.S. Treasury Inflation Protected Securities, 0.875%, 4/15/10)

Total Repurchase Agreement (Cost $318,000,000)		318,000,000

	PRINCIPAL
	AMOUNT	VALUE

Time Deposit - 4.5%

State Street Time Deposit, 0.001%, 1/2/09	60,000,000	60,000,000

Total Time Deposit (Cost $60,000,000)		60,000,000

Certificates Of Deposit - 1.1%

Deutsche Bank, 2.448%, 6/18/10 (r)	15,000,000	14,706,345

Total Certificates Of Deposit (Cost $15,000,000)		14,706,345

Equity Securities - 0.1%	SHARES

Conseco, Inc. *	98,632	510,914
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	168,750
Trust II, Preferred (b)(e)	625,000	168,750
Trust III, Preferred (b)(e)	625,000	168,750
Trust IV, Preferred (b)(e)	625,000	168,750

Total Equity Securities (Cost $4,310,476)		1,185,914

TOTAL INVESTMENTS (Cost $1,408,246,585) - 98.5%		1,320,402,656
Other assets and liabilities, net - 1.5%		20,695,222

NET ASSETS - 100%		$1,341,097,878

			Underlying	Unrealized
		Expiration	Face Amount	Appreciation
Futures	# of Contracts	Date	at Value	(Depreciation)

Sold:
2 Year U.S. Treasury Notes	4	3/09	$872,250	($756)
10 Year U.S. Treasury Notes	102	3/09	12,826,500	(31,200)

Total Sold				($31,956)

*	Non-income producing security.

(b)	This security is valued by the Board of Trustees.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(v)	This security defaulted on principal and interest payments during the period.

(w)	This security defaulted on interest payments during the period.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October

(z)	Effective April 2008, this security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

	PRINCIPAL
Asset-Backed Securities - 14.2%	AMOUNT	VALUE

AmeriCredit Automobile Receivables Trust:
4.87%, 12/6/10	$53,402	$52,268
5.20%, 3/6/11	110,000	106,093
5.56%, 9/6/11	31,647	30,525
5.21%, 10/6/11 (b)	39,102	38,043
Americredit Prime Automobile Receivables, 5.27%, 11/8/11	200,000	197,963
Banc of America Securities Auto Trust, 5.18%, 6/18/10	154,162	154,036
Capital Auto Receivables Asset Trust:
5.04%, 5/17/10	88,973	88,335
4.73%, 9/15/10	884,000	865,836
5.00%, 4/15/11	205,000	200,956
4.98%, 5/15/11	355,260	349,095
Capital One Auto Finance Trust:
5.33%, 11/15/10	35,758	35,676
1.235%, 10/15/12 (r)	44,208	38,259
Carmax Auto Owner Trust, 1.895%, 4/15/11 (r)	535,577	524,246
Daimler Chrysler Auto Trust:
4.20%, 7/8/10	180,318	179,726
4.98%, 2/8/11	229,232	224,312
Discover Card Master Trust, 2.195%, 9/17/12 (r)	100,000	94,297
Ford Credit Auto Owner Trust:
1.795%, 7/15/10 (r)	104,422	101,926
5.26%, 10/15/10	321,434	318,617
5.16%, 11/15/10	250,000	244,958
5.07%, 12/15/10	200,000	198,112
GE Capital Credit Card Master Note Trust, 1.235%, 3/15/13 (r)	160,000	145,613
GE Dealer Floorplan Master Note Trust, 1.463%, 4/20/11 (r)	75,000	73,237
GS Auto Loan Trust:
2.65%, 5/16/11	703	703
5.39%, 12/15/11	150,000	147,964
4.56%, 11/15/13	100,000	99,829
Harley-Davidson Motorcycle Trust, 2.10%, 11/15/11 (r)	129,599	126,055
Household Automotive Trust:
5.43%, 6/17/11	251,979	246,104
5.61%, 8/17/11	89,728	89,129
5.28%, 9/17/11	125,396	123,604
4.35%, 6/18/12	79,932	77,913
4.55%, 7/17/12	125,000	122,731

	PRINCIPAL
	AMOUNT	VALUE

Hyundai Auto Receivables Trust, 4.18%, 2/15/12	146,293	143,871
Triad Auto Receivables Owner Trust:
4.77%, 1/12/11	24,089	23,813
5.35%, 3/14/11	60,941	60,735
Wachovia Auto Loan Owner Trust, 5.10%, 7/20/11 (e)	78,668	77,587
WFS Financial Owner Trust:
4.39%, 11/19/12	118,921	118,860
4.57%, 11/19/12	50,000	49,146
4.39%, 5/17/13	98,475	97,512

Total Asset-Backed Securities (Cost $5,808,102)		5,867,685

Collateralized Mortgage-Backed Obligations (Privately Originated) - 0.2%

Adjustable Rate Mortgage Trust, 0.871%, 2/25/35 (r)	4,531	4,138
Impac CMB Trust:
1.251%, 10/25/34 (r)	4,900	2,475
0.731%, 4/25/35 (r)	5,649	2,187
0.741%, 5/25/35 (r)	55,946	23,879
MLCC Mortgage Investors, Inc.:
0.841%, 3/25/28 (r)	26,777	18,871
0.701%, 4/25/29 (r)	11,773	8,786
0.751%, 7/25/29 (r)	16,774	13,876
0.701%, 3/25/30 (r)	7,320	5,264
Sequoia Mortgage Trust, 0.828%, 11/20/34 (b)(r)	34,772	18,763

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $143,573)		98,239

Corporate Bonds - 28.4%

American Express Centurion Bank, 1.275%, 7/13/10 (r)	60,000	54,395
American Express Credit Corp., 1.936%, 4/6/09 (r)	120,000	117,797
Anadarko Petroleum Corp., 2.396%, 9/15/09 (r)	350,000	333,904
BAC Capital Trust XV, 3.003%, 6/1/56 (b)(r)	30,000	13,650
Bank of America, 2.835%, 5/12/10 (r)	100,000	97,915
Bear Stearns Co’s, Inc.:
3.852%, 3/30/09 (r)	20,000	19,956
2.456%, 9/9/09 (r)	150,000	148,448
2.243%, 2/23/10 (r)	150,000	145,667
4.903%, 7/19/10 (r)	40,000	37,893
Capmark Financial Group, Inc., 3.038%, 5/10/10 (r)	40,000	20,419
Cargill, Inc., 5.669%, 1/21/11 (e)(r)	75,000	74,879

	PRINCIPAL
	AMOUNT	VALUE

Caterpillar Financial Services Corp.:
3.838%, 2/8/10 (r)	50,000	48,282
3.206%, 8/6/10 (r)	70,000	65,823
CIT Group, Inc.:
2.269%, 8/17/09 (r)	20,000	19,150
2.219%, 3/12/10 (r)	30,000	26,813
Citigroup Funding, Inc., 0.474%, 4/23/09 (r)	50,000	49,047
Citigroup, Inc.:
6.20%, 3/15/09	100,000	100,755
2.326%, 5/18/11 (r)	100,000	87,842
Comcast Corp., 5.119%, 7/14/09 (r)	200,000	197,330
CVS Caremark Corp., 2.503%, 6/1/10 (r)	100,000	92,961
Discover Financial Services, 2.629%, 6/11/10 (r)	60,000	51,375
Dominion Resources, Inc., 2.921%, 6/17/10 (r)	90,000	84,721
FMG Finance Pty Ltd., 6.203%, 9/1/11 (e)(r)	55,000	34,788
Ford Motor Credit Co. LLC, 9.269%, 4/15/09 (r)	200,000	188,000
Giants Stadium LLC:
15.00%, 4/1/37 (e)(r)	2,600,000	2,600,000
15.50%, 4/1/37 (e)(r)	1,200,000	1,200,000
15.00%, 4/1/47 (b)(e)(r)	1,500,000	1,500,000
15.00%, 4/1/47 (b)(e)(r)	1,000,000	1,000,000
15.00%, 4/1/47 (e)(r)	500,000	500,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	120,000	4,800
3.046%, 4/20/10 (e)(r)(w)(y)	50,000	2,375
3.226%, 1/21/11 (e)(r)(w)(y)	30,000	1,425
Goldman Sachs Group, Inc., 4.164%, 7/23/09 (r)	150,000	144,974
Hartford Life Global Funding Trusts, 2.899%, 5/14/10 (r)	80,000	70,500
Hewlett-Packard Co., 2.62%, 9/3/09 (r)	75,000	74,524
Home Depot, Inc., 2.046%, 12/16/09 (r)	100,000	94,525
HRPT Properties Trust, 2.521%, 3/16/11 (r)	50,000	46,018
Huntington National Bank, 4.65%, 6/30/09	25,000	24,772
Ingersoll-Rand Global Holding Co. Ltd., 3.675%, 8/13/10 (r)	150,000	141,983
International Lease Finance Corp., 4.843%, 4/20/09 (r)	40,000	34,700
John Deere Capital Corp.:
3.75%, 1/13/09	150,000	149,994
5.203%, 1/18/11 (r)	100,000	92,595
JPMorgan Chase & Co.:
7.00%, 11/15/09	50,000	51,037
4.559%, 1/22/10 (r)	50,000	48,269
Koninklijke Philips Electronics NV, 3.314%, 3/11/11 (r)	70,000	68,832
M&I Marshall & Ilsley Bank, 2.48%, 12/4/12 (r)	25,000	19,558
Merrill Lynch & Co., Inc.:
0.561%, 6/26/09 (r)	200,000	191,207
2.223%, 8/14/09 (r)	50,000	48,787
Metropolitan Life Global Funding I, 3.961%, 6/25/10 (e)(r)	100,000	89,830
NationsBank Cap Trust III, 5.303%, 1/15/27 (r)	30,000	14,813

	PRINCIPAL
	AMOUNT	VALUE

Ohio Power Co., 4.388%, 4/5/10 (r)	70,000	65,809
Pepco Holdings, Inc., 2.828%, 6/1/10 (r)	25,000	24,750
Post Apartment Homes LP VRDN, 1.75%, 7/15/29 (r)	50,000	50,000
ProLogis, 2.401%, 8/24/09 (b)(r)	100,000	87,730
Reed Elsevier Capital, Inc., 2.326%, 6/15/10 (r)	75,000	73,558
SABMiller plc, 4.183%, 7/1/09 (e)(r)	25,000	24,582
Skyway Concession Co. LLC, 4.042%, 6/30/17 (b)(e)(r)	60,000	48,393
SLM Corp., 3.675%, 7/27/09 (r)	90,000	84,599
Sovereign Bancorp, Inc., 2.483%, 3/1/09 (r)	280,000	275,320
Sovereign Bank, 4.903%, 8/1/13 (r)	20,000	14,277
UnitedHealth Group, Inc.:
2.297%, 3/2/09 (r)	60,000	59,601
3.806%, 2/7/11 (r)	60,000	50,624
Wachovia Bank NA, 1.538%, 3/23/09 (r)	200,000	194,788
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (b)(r)	400,000	236,000
Weyerhaeuser Co., 2.466%, 9/24/09 (r)	60,000	57,615
Xstrata Finance Dubai Ltd., 2.585%, 11/13/09 (e)(r)	120,000	103,200

Total Corporate Bonds (Cost $12,070,466)		11,778,174

Taxable Municipal Obligations - 0.4%

CIDC-Hudson House LLC New York Revenue VRDN, 4.90%, 12/1/34 (r)	50,000	50,000
Middletown New York IDA Revenue VRDN, 4.90%, 6/1/15 (r)	50,000	50,000
SunAmerica Trust Various States VRDN, 2.25%, 7/1/41 (r)	44,000	44,000

Total Taxable Municipal Obligations (Cost $144,000)		144,000

U.S. Government Agencies And Instrumentalities - 24.1%

Federal Home Loan Bank Discount Notes, 1/2/09	10,000,000	10,000,000

Total U.S. Government Agencies And Instrumentalities (Cost $10,000,000)		10,000,000

U.S. Treasury - 0.1%

United States Treasury Notes, 3.75%, 11/15/18	45,000	51,040

Total U.S. Treasury (Cost $51,089)		51,040

	PRINCIPAL
	AMOUNT	VALUE

Certificates Of Deposit - 0.2%

Deutsche Bank, 2.448%, 6/18/10 (r)	80,000	78,434

Total Certificates Of Deposit (Cost $80,000)		78,434

TOTAL INVESTMENTS (Cost $28,297,230) - 67.6%		28,017,572
Other assets and liabilities, net - 32.4%		13,417,043

NET ASSETS - 100%		$41,434,615

(b)	This security was valued by the Board of Trustees.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(v)	This security defaulted on principal and interest payments during the period.

(w)	This security defaulted on interest payments during the period.

(y)	The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.
Abbreviations:
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government and New Vision Small Cap. Income, Short Duration Income, Long-Term Income, Ultra-Short Income, and Government are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Ultra-Short Income began operations on October 31, 2006. Government began operations on December 31, 2008 and offers Class A and Class C shares of beneficial interest. Income offers six classes of shares of beneficial interest (Class A, Class B, Class C, Class I, Class R, which commenced operations on October 31, 2006, and Class Y, which commenced operations on February 29, 2008). New Vision Small Cap offers four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers four classes of shares of beneficial interest (Class A, Class C, Class I, and Class Y, which commenced operations on February 29, 2008) and Long-Term Income and Ultra-Short Income each offer Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, 2.75%, and 1.25% for New Vision Small Cap, Income and Long-Term Income, Short Duration Income, and Ultra-Short Income respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are sold without a front-end or deferred sales charge, have a higher level of expenses than Class A shares, and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
On December 12, 2008, the net assets of the Summit Bond Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Income Fund. The merger was accomplished by a tax-free exchange of 4,268,269 Class I shares and 32,224 Class Y shares of the Calvert Income Fund (valued at $58,005,471 and $440,457, respectively) for 1,518,476 Class I shares and 11,486 Class A shares of the Summit Bond Fund outstanding at December 12, 2008. The Summit Bond Fund’s net assets as of December 12, 2008, including $8,114,963 of unrealized depreciation, were combined with those of the Calvert Income Fund.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2008:

	Total Investments	% of Net Assets

Income	$891,708,274	20.5%
Long Term Income	4,187,159	12.5%
Short Duration Income	100,893,341	7.5%
Ultra-Short Floating Income	2,947,380	7.1%
New Vision Small Cap	1,185,616	1.5%

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Income Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$137,934,679	$3,250,693
Level 2 — Other Significant Observable Inputs	3,244,947,324	—
Level 3 — Significant Unobservable Inputs	891,708,274	—
Total	$4,274,590,277	$3,250,693
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Income	Investments in Securities

Balance as of 9/30/08	$398,885,360
Accrued discounts/ premiums	1,828,219
Realized gain (loss)	(15,336,290)
Change in unrealized appreciation (depreciation)	(81,761,840)
Net purchases (sales)	29,849,708
Transfers in and/ or out of Level 3	558,243,117
Balance as of 12/31/08	$891,708,274
For the period ended December 31, 2008, total change in unrealized gain (loss) on Level 3 securities for Income that would be included in the change in net assets was ($155,558,854).

	Investments in	Other Financial
Short Duration Valuation Inputs	Securities	Instruments*

Level 1 - Quoted Prices	$1,991,069	($31,956)
Level 2 - Other Significant Observable Inputs	1,217,518,246	—
Level 3 - Significant Unobservable Inputs	100,893,341	—
Total	$1,320,402,656	($31,956)
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Short Duration	Investments in Securities

Balance as of 9/30/08	$42,695,295
Accrued discounts/ premiums	474,586
Realized gain (loss)	(1,705,793)
Change in unrealized appreciation (depreciation)	(18,940,047)
Net purchases (sales)	39,732,346
Transfers in and/ or out of Level 3	38,636,954
Balance as of 12/31/08	$100,893,341

For the period ended December 31, 2008, total change in unrealized gain (loss) on Level 3 securities for Short Duration that would be included in the change in net assets was ($10,289,296).

	Investments in	Other Financial
Long Term Income Valuation Inputs	Securities	Instruments*

Level 1 - Quoted Prices	$7,055,183	($5,523)
Level 2 - Other Significant Observable Inputs	20,967,803	—
Level 3 - Significant Unobservable Inputs	4,187,159	—
Total	$32,210,145	($5,523)
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Long Term Income	Securities

Balance as of 9/30/08	$1,214,650
Accrued discounts/ premiums	5,093
Realized gain (loss)	24,810
Change in unrealized appreciation (depreciation)	(153,150)
Net purchases (sales)	628,767
Transfers in and/ or out of Level 3	2,466,989
Balance as of 12/31/08	$4,187,159
For the period ended December 31, 2008, total change in unrealized gain (loss) on Level 3 securities for Long Term Income that would be included in the change in net assets was ($441,598).

Ultra-Short Income Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$51,040
Level 2 - Other Significant Observable Inputs	25,019,152
Level 3 - Significant Unobservable Inputs	2,947,380
Total	$28,017,572

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Ultra-Short Income	Securities

Balance as of 9/30/08	$49,267
Accrued discounts/ premiums	38
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(116,112)
Net purchases (sales)	2,620,000
Transfers in and/ or out of Level 3	394,187
Balance as of 12/31/08	$2,947,380
For the period ended December 31, 2008, total change in unrealized gain (loss) on Level 3 securities for Ultra-Short Income that would be included in the change in net assets was ($80,726).

Government Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$—

New Vision Small Cap Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$75,014,986
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	1,185,616	*
Total	$76,200,602
* Level 3 securities represent 1.5% of net assets.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.”  The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2008, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

	Income	Long-Term Income	Short Duration Income	Ultra-Short Income	New Vision Small Cap
Federal income tax cost of investments	$5,345,261,444	$33,812,042	$1,408,303,211	$28,799,071	$90,104,766
Unrealized appreciation	44,217,019	855,679	5,992,068	222,256	5,871,945
Unrealized depreciation	(1,114,888,186)	(2,457,576)	(93,892,623)	(503,755)	(19,776,109)
Net unrealized appreciation/ (depreciation)	($1,070,671,167)	($1,601,897)	($87,900,555)	($281,499)	($13,904,164)

Government

Federal income tax cost of investments	$—
Unrealized appreciation	—
Unrealized depreciation	(-)
Net unrealized appreciation/ (depreciation)	$—
CAPITAL LOSS CARRYFORWARDS

Expiration Date	New Vision Small Cap

30-Sept-2010	$228,548
30-Sept-2014	2,052,226
30-Sept-2015	1,688,552

$3,969,326

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
The New Vision Small Cap Fund’s use of net capital loss carryforwards of $228,548 (from Calvert Social Investment Fund Technology Portfolio that merged into the Fund in January 2003) may be limited under certain tax provisions.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
          Filed herewith.
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CALVERT FUND

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 26, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 26, 2009

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	February 26, 2009